Income Tax Status - Additional Information (Details) - EBP 56-1848578 006	12 Months Ended
Dec. 31, 2024
Employee Benefit Plan, Tax Status [Line Items]
Tax determination letter, date	Jun. 27, 2014
Tax determination letter, obtained	true